ACCRUED EXPENSES (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses:
Inventory-related accruals	$ 536.4	$ 1,103.2	$ 846.3
Inventory intermediataccion agreements	228.7	278.1	249.4
Excise and sales tax payable	120.9	98.4	149.4
Accrued transportation costs	80.8	88.7	53.6
Accrued salaries and benefits	32.0	77.4	89.3
Accrued utilities	39.1	40.1	49.8
Accrued capital expenditures	10.6	31.0	59.9
Renewable energy credit and emissions obligations	203.1	17.7	27.1
Accrued refinery maintenance and support costs	48.0	16.9	19.0
Environmental liabilities	13.2	12.3	6.5
Accrued interest	40.8	6.8	6.8
Current finance lease liabilities	12.8	6.5
Customer deposits	8.0	1.8	5.6
Other	51.9	12.5	16.3
Total accrued expenses	$ 1,426.3	$ 1,791.4	$ 1,579.0